Taxes	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
TAXES

NOTE 13 – TAXES

(a)	Corporate Income Taxes (“CIT”)

CLPS was incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Islands.

CLPS Hong Kong, Qiner, Qinheng and Qinson were established in Hong Kong and are subject to Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong. CLPS SG, Ridik Pte., Ridik Software Pte. and Infogain (disposed in FY2021) are subject to Singapore income tax at the rate of 17%. CLPS Ridik AU was established in Australia. Australian enterprises are usually subject to a unified 30% enterprise income tax rate while CLPS Ridik AU is subject to corporate income tax at 27.5% as a small company in the fiscal year 2021, 2020 and 2019. CLPS Japan was established in Japan and is subject to statutory income tax at 23.2%. Ridik Consulting was established in India and is subject to statutory income rate at 18.5%. Ridik Sdn. was established in Malaysia and is subject to statutory income tax rate at 24%. CLPS US was established in US and is subject to federal tax at a rate of 21% and state tax at a rate of 0% in Delaware, CLPS California was established in US and is subject to federal tax at a rate of 21% and state tax at a rate of 8.84% in California.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and tax exemption may be granted if qualified. EIT Law grants a preferential tax rate to High and New Technology Enterprises (“HNTEs”). An enterprise qualified as HNTE and awarded with the “HNTE” certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company’s main operating subsidiary in PRC, was recognized as qualified HNTEs since 2013. Its latest qualified periods are for 2019 to 2021 and it enjoys a preferential tax rate of 15%. The impact of the preferential tax treatment noted above decreased income taxes by $344,653, $193,004 and $217,671 for the fiscal year 2021, 2020 and 2019, respectively.

Income (loss) before income taxes

	For the years ended June 30,
	2021	2020	2019
PRC	$14,814,221	$9,266,586	$6,082,916
Non-PRC	(6,493,761)	(5,559,127)	(9,183,561)
	$8,320,460	$3,707,459	$(3,100,645)

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended June 30,
	2021	2020	2019
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	19.1%	36.8%	(70.7)%
Effect of tax rate changes on deferred taxes	(0.5)%	4.5%	3.6%
Effect of PRC preferential tax rate and tax holidays	(5.3)%	(7.8)%	7.0%
Research and development credits	(28.9)%	(52.4)%	53.4%
Withholding tax	11.7%	-	-
Intercompany transfers	7.5%	-	-
Tax receivable	-	-	5.8%
Deferred tax	(0.3)%	(0.1)%	(12.8)%
Change in valuation allowances	(16.7)%	12.1%	(17.0)%
Others	3.5%	4.4%	(0.3)%
Effective tax rate	15.1%	22.5%	(6.0)%

The provision (benefit) for income tax consists of the following:

	For the years ended June 30,
	2021	2020	2019
Current income tax	$1,670,733	$662,704	$86,506
Deferred income tax	(413,609)	172,740	100,109
Total provision for income tax expenses	$1,257,124	$835,444	$186,615

As of June 30, 2021 and 2020, the Company had net operating loss carry forwards of approximately $1,574,933 and $5,721,651, respectively, from the Company’s PRC subsidiaries, which will expire between 2021 and 2026 if not utilized. As of June 30, 2021, the Company had net operating loss carry forwards of approximately $816,827, $257,038, $152,840, $83,468, and $92,381 from its operations in Singapore, Australia, Hong Kong, Japan and US, respectively. The net operating losses in Singapore, Australia and Hong Kong will be carried forward indefinitely while the net operating losses in Japan and India will be carried forward for 10 years and 8 years, respectively.

The significant components of the deferred tax assets and liabilities are as follows:

	As of June 30,
	2021	2020
Deferred tax assets:
Net operating loss carry forwards	$611,315	$1,589,884
Accrued expenses	181,730	150,184
Share of investee’s loss	12,823	7,123
Others	93,385	86,061
Valuation allowances	(291,480)	(1,630,005)
Total deferred tax assets	$607,773	$203,247

Deferred tax liabilities:
Intangible assets	$154,022	$160,911
Share of investee’s income	1,011	2,252
Total deferred tax liabilities	$155,033	$163,163

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. As of June 30, 2021 and 2020, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative losses position and/or are not forecasted to turn profits in the foreseeable future.

As of June 30, 2020, the Company intends to permanently reinvest the undistributed earnings from PRC subsidiaries to fund future operations and thus no deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company’s subsidiaries established in the PRC. In current year, the Company made a distribution and accrued withholding taxes of $994,941. As of June 30, 2021, the Company intends to permanently reinvest the remaining undistributed earnings from PRC subsidiaries to fund future operations and thus no deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company’s subsidiaries established in the PRC. As of June 30, 2021, and 2020, the taxable temporary differences for unrecognized deferred tax liabilities related to investments in foreign subsidiaries were $20,328,999 and $20,977,600, respectively. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. Unrecognized tax benefits were presented in “other non-current liabilities” in the consolidated balance sheets. As of June 30, 2021, the Company had unrecognized tax benefits of $1,333,608 if ultimately recognized, will impact the effective tax rate. The Company has presented unrecognized tax benefits of $750,616 on a net basis with deferred tax assets relating to tax losses carry forward, $208,109 of which a full valuation allowance would otherwise be recorded. The Company record interests of $53,826 and zero penalties related to potential underpaid income tax expenses for the years ended June 30, 2021 and zero interests and penalties for the years ended June 30, 2020.

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	2021	2020	2019
Balance at July 1	$194,939	$128,467	$-
Increase	1,139,596	228,358	128,467
Decrease	(47,149)	(157,906)	-
Foreign currency translation adjustment	46,222	(3,980)	-
Balance at June 30	$1,333,608	$194,939	$128,467

As of June 30, 2021, the tax years ended December 31, 2016 through December 31, 2020 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

(b)	Tax Payables

The Company’s tax payables consist of the following:

	As of June 30,
	2021	2020

VAT payable	$770,853	$532,649
Corporate income tax payable	40,211	225,311
Withholding tax payable	275,208	194,747
Disability insurance fund payable	565,806	438,759
Other tax payables	62,931	35,148
Total tax payables	$1,715,009	$1,426,614